Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 548,863	$ 610,345
Securities received as collateral from securities financing and derivative transactions	297,869	274,791
Total liquid assets	$ 846,732	$ 885,136
% of total	100.00%	100.00%
Encumbered liquid assets	$ 318,654	$ 291,466
Unencumbered liquid assets	528,078	593,670
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	141,208	157,250
Securities received as collateral from securities financing and derivative transactions	122,538	122,112
Total liquid assets	$ 263,746	$ 279,362
% of total	31.00%	32.00%
Encumbered liquid assets	$ 112,540	$ 120,484
Unencumbered liquid assets	151,206	158,878
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	20,201	48,965
Total liquid assets	$ 20,201	$ 48,965
% of total	2.00%	6.00%
Encumbered liquid assets	$ 506	$ 628
Unencumbered liquid assets	19,695	48,337
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	14,872	17,133
Securities received as collateral from securities financing and derivative transactions	91,748	88,511
Total liquid assets	$ 106,620	$ 105,644
% of total	13.00%	12.00%
Encumbered liquid assets	$ 62,050	$ 68,175
Unencumbered liquid assets	44,570	37,469
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	37,613	28,650
Securities received as collateral from securities financing and derivative transactions	1	157
Total liquid assets	$ 37,614	$ 28,807
% of total	4.00%	3.00%
Encumbered liquid assets	$ 1,029	$ 1,161
Unencumbered liquid assets	36,585	27,646
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	40,772	38,099
Securities received as collateral from securities financing and derivative transactions	23,188	23,907
Total liquid assets	$ 63,960	$ 62,006
% of total	8.00%	7.00%
Encumbered liquid assets	$ 32,944	$ 33,364
Unencumbered liquid assets	31,016	28,642
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	15,800	11,657
Securities received as collateral from securities financing and derivative transactions	4,579	4,935
Total liquid assets	$ 20,379	$ 16,592
% of total	2.00%	2.00%
Encumbered liquid assets	$ 5,095	$ 3,659
Unencumbered liquid assets	15,284	12,933
Canadian Dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	11,950	12,746
Securities received as collateral from securities financing and derivative transactions	3,022	4,602
Total liquid assets	$ 14,972	$ 17,348
% of total	2.00%	2.00%
Encumbered liquid assets	$ 10,916	$ 13,497
Unencumbered liquid assets	4,056	3,851
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	407,655	453,095
Securities received as collateral from securities financing and derivative transactions	175,331	152,679
Total liquid assets	$ 582,986	$ 605,774
% of total	69.00%	68.00%
Encumbered liquid assets	$ 206,114	$ 170,982
Unencumbered liquid assets	376,872	434,792
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	60,054	84,777
Total liquid assets	$ 60,054	$ 84,777
% of total	7.00%	10.00%
Encumbered liquid assets	$ 313
Unencumbered liquid assets	59,741	$ 84,777
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	81,451	96,971
Securities received as collateral from securities financing and derivative transactions	9,313	4,620
Total liquid assets	$ 90,764	$ 101,591
% of total	11.00%	11.00%
Encumbered liquid assets	$ 14,304	$ 11,378
Unencumbered liquid assets	76,460	90,213
Other than Canadian dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	47,230	25,665
Securities received as collateral from securities financing and derivative transactions	39,657	32,006
Total liquid assets	$ 86,887	$ 57,671
% of total	10.00%	6.00%
Encumbered liquid assets	$ 44,479	$ 42,347
Unencumbered liquid assets	42,408	15,324
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	73,388	86,611
Securities received as collateral from securities financing and derivative transactions	63,708	54,614
Total liquid assets	$ 137,096	$ 141,225
% of total	16.00%	16.00%
Encumbered liquid assets	$ 73,004	$ 47,518
Unencumbered liquid assets	64,092	93,707
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	79,863	92,793
Securities received as collateral from securities financing and derivative transactions	12,490	7,924
Total liquid assets	$ 92,353	$ 100,717
% of total	11.00%	11.00%
Encumbered liquid assets	$ 25,761	$ 21,660
Unencumbered liquid assets	66,592	79,057
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	65,669	66,278
Securities received as collateral from securities financing and derivative transactions	50,163	53,515
Total liquid assets	$ 115,832	$ 119,793
% of total	14.00%	14.00%
Encumbered liquid assets	$ 48,253	$ 48,079
Unencumbered liquid assets	$ 67,579	$ 71,714